Earnings Per Share - Schedule of Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Numerator
Numerator for basic and diluted earnings (loss) per Common Share – net earnings (loss) attributable to Shareholders of The Stars Group Inc. (in shares)	$ 62,822	$ (102,452)
Denominator
Denominator for basic earnings (loss) per Common Share – weighted average number of Common Shares	282,884,929	208,269,905	[1],[2]
Effect of dilutive securities
Stock options (in shares)	233,223	1,371,177
Performance share units (in shares)	1,184,132	246,813
Deferred share units (in shares)	22,787	7,593
Restricted share units (in shares)	153,566	72,673
Warrants (in shares)	0	569,304
Convertible Preferred Shares (in shares)	0	32,231,301
Effect of dilutive securities (in shares)	1,593,708	34,498,861
Dilutive potential for diluted earnings (loss) per Common Share (in shares)	284,478,637	208,269,905	[1],[2]
Basic earnings (loss) per Common Share (in dollars per share)	$ 0.22	$ (0.49)	[1],[2]
Diluted earnings (loss) per Common Share (in dollars per share)	$ 0.22	$ (0.49)

[1]	Certain amounts were reclassified in the comparative periods. See note 2.
[2]	The Corporation applied IFRS 16, Leases (“IFRS 16”) from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.